LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of supplemental balance sheet

	Location on Face of	December 31,
	Balance Sheet	2023
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$2,353,083

Current operating lease liabilities	Operating lease liabilities - current	$235,470
Noncurrent operating lease liabilities	Operating lease liabilities	2,141,421

Total operating lease liabilities		$2,376,891

Weighted average remaining lease term (in years):
Operating leases		18.92

Weighted discount rate:
Operating leases		4.24%

Schedule of maturities of lease liabilities

For the year ended December 31,	Operating lease
2024	$331,484
2025	335,595
2026	341,351
2027	350,587
Thereafter	1,587,941
Total	$2,946,958
Less: amount representing interest	570,067
Present value of future minimum lease payments	2,376,891
Less: Current obligations	235,470
Long-term obligations	$2,141,421